Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 3,796,267	$ 23,203,230
Accounts receivable	1,330,521	2,157,108
Inventory	2,505,259	5,754,748
Prepaid expenses and other current assets	3,775,055	4,874,704
Total current assets	11,407,102	35,989,790
Property and equipment, net	12,915,773	13,700,876
Intangible assets	262,966	262,966
Deferred tax assets		2,314,907
Right-of-use assets	1,075,157
Security deposits	247,708	267,707
Total assets	25,908,706	52,536,246
Current liabilities
Accounts payable	36,404,249	40,591,938
Customer deposits	3,098,119	15,497,857
Accrued expenses	5,793,044	6,221,330
Other current liabilities	2,279,138	3,930,841
Operating lease liabilities	688,188
Notes payable, net of unamortized discount of $1,296,718	4,203,282
Warrants liability	551,000
Total current liabilities	53,017,020	66,241,966
Other non-current liabilities
Operating lease, net of current portion	386,866
Total liabilities	53,403,886	66,241,966
COMMITMENTS AND CONTINGENCIES (Note 6)
SHAREHOLDERS’ DEFICIT
Preferred stock, $0.0001 par value per share; 1,000,000 shares authorized and 0 issued and outstanding as of December 31, 2022 and 2021
Common stock, $0.0001 par value per share; 10,000,000 Class F shares authorized and 0 issued and outstanding as of December 31, 2022 and 2021
100,000,000 Class A shares authorized 34,825,971 and 33,965,804 issued and outstanding as of December 31, 2022 and 2021, respectively	3,411	3,396
Additional paid in capital	11,107,946	6,973,541
Accumulated deficit	(38,606,537)	(20,682,657)
Total shareholders’ deficit	(27,495,180)	(13,705,720)
Total liabilities and shareholders’ deficit	$ 25,908,706	$ 52,536,246